Deutsche Investment Management Americas Inc.
One Beacon Street
Boston, MA 02108

May 3, 2010

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

RE:	DWS Core Plus Income Fund (the “Fund”), a series of DWS Portfolio Trust (the “Trust”)
(Reg. Nos. 002-13627 and 811-00042)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed on behalf of the Fund pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 108 to the Trust’s Registration Statement on Form N-1A (the “Amendment”), do not differ from that contained in the Amendment, which is the most recent Amendment to such Registration Statement for the Fund and was filed electronically on April 28, 2010.

Any comments or questions on this filing should be directed to the undersigned at (617) 295-3681.

Very truly yours,

/s/Laura McCollum

Laura McCollum, Esq.
Vice President and Counsel
Deutsche Investment Management Americas Inc.

cc:           Adam Schlichtmann, Esq., Ropes & Gray LLP